LEASES	12 Months Ended
Dec. 31, 2021
LEASES [Abstract]
LEASES
10.	LEASES

The Company has entered into commercial operating leases for the use of offices, warehouses and data centers as lessee. These leases have original terms not exceeding 10 years. These leases have varying terms, escalation clauses and renewal rights.

Information pertaining to lease amounts recognized in our consolidated financial statements is summarized as follows:

	Year ended December 31,
	2020 $	2021 $
Operating lease cost:
Operating lease cost	73,273	138,766
Short-term lease cost	6,451	14,831
	79,724	153,597

Supplemental cash flow information
Operating cash flows from operating leases	72,756	128,751
Right-of-use obtained in exchange for new operating lease liabilities	95,020	520,354

Weighted-average remaining lease term (years)
Operating leases	3.91	4.99

As of December 31, 2020 and 2021, the weighted-average discount rate for operating leases was 8.4% and 7.5%, respectively.

Operating leases
As of December 31, 2021:	$
Maturities of lease liabilities
2022	193,322
2023	190,814
2024	140,918
2025	112,416
2026	78,516
Thereafter	106,341
Total lease payments	822,327
Less: Imputed interest	(144,520)
Present value of lease liabilities	677,807

The Company has additional operating leases, primarily for offices, warehouses and data centers that have not yet commenced of $30,404 with lease term not exceeding 5 years and $803,770 with lease terms not exceeding 12 years, as of December 31, 2020 and 2021, respectively.